Stockholders' Equity (DRSPP) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended			220 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Aug. 08, 2013
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	874,300,000	874,300,000	874,300,000		874,300,000
Issuance of stock, net of expenses (in shares)	3,100,000
DRSPP
Class of Stock [Line Items]
Common stock, shares authorized (in shares)						2,250,000
Shares of common stock authorized and available for issuance (in shares)		2,100,000			2,100,000
Issuance of stock, net of expenses (in shares)		107,925	58,909	80,722	8,761,526
Value of shares issued net of expenses		$ 1.9	$ 1.0	$ 2.4	$ 289.5